CONCENTRATIONS (Details Narratives) (Customer Concentration Risk [Member])	3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	57.00%	48.00%	29.00%	71.00%	43.00%
Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	67.00%	52.00%	34.00%	30.00%	48.00%